                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/06

Check here if Amendment [ ]; Amendment Number:
                                               ----------------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      St. Denis J. Villere & Co., LLC

Address:   601 Poydras Street, Suite 1808
           New Orleans, LA 70130

13F File Number: 28-774

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    George V. Young
Title:   LLC Member
Phone:   (504) 525-0808

Signature, Place, and Date of Signing:


/s/ George V. Young                  New Orleans, LA         11/6/06
----------------------------------   ---------------------   -------------------
[Signature]                              [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     13F File Number        Name

     28-
        -----------------   -----------------------------

                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:          114

Form 13F Information Table Value Total:     $963,493
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

     No.   13F File Number   Name

           28-
     ---       -----------  -----------------------

                          St. Denis J. Villere Co., LLC
                                       13F
                               September 30, 2006

COLUMN 1                         COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------------------------------------------------------------------------------------------------------
NAME OF                          TITLE OF                  VALUE    SHRS OR  SH/  PUT/ INVESTMENT   OTHER    VOTING AUTHORITY
 ISSUER                           CLASS         CUSIP    (X 1,000)  PRN AMT  PRN  CALL DISCRETION MANAGERS SOLE  SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------
LUMINEX CORP DEL             COM             55027E 10 2    77,509 4,251,705 Sh        OTHER                    4,251,705
POOL CORPORATION             COM             73278L 10 5    73,816 1,917,299 Sh        OTHER                    1,917,299
3-D SYS CORP DEL             COM NEW         88554D 20 5    54,226 2,956,700 Sh        OTHER                    2,956,700
DELTA PETE CORP              COM NEW         247907 20 7    46,834 2,079,641 Sh        OTHER                    2,079,641
AMERICAN VANGUARD CORP       COM             030371 10 8    42,701 3,050,056 Sh        OTHER                    3,050,056
O REILLY AUTOMOTIVE INC      COM             686091 10 9    41,566 1,251,612 Sh        OTHER                    1,251,612
PHI INC                      COM NON VTG     69336T 20 5    38,816 1,273,899 Sh        OTHER                    1,273,899
FIRST ST BANCORPORATION      COM             336453 10 5    38,731 1,491,358 Sh        OTHER                    1,491,358
YRC WORLDWIDE INC            COM             984249 10 2    35,020   947,400 Sh        OTHER                      947,400
GULF ISLAND FABRICATION INC  COM             402307 10 2    34,201 1,310,887 Sh        OTHER                    1,310,887
NOBLE INTL LTD               COM             655053 10 6    33,338 2,664,919 Sh        OTHER                    2,664,919
INPUT/OUTPUT INC             COM             457652 10 5    28,634 2,883,550 Sh        OTHER                    2,883,550
EPIQ SYS INC                 COM             26882D 10 9    28,102 1,910,381 Sh        OTHER                    1,910,381
ADVANCED MEDICAL OPTICS INC  COM             00763M 10 8    26,926   680,800 Sh        OTHER                      680,800
HENRY JACK & ASSOC INC       COM             426281 10 1    21,896 1,004,860 Sh        OTHER                    1,004,860
GARMIN LTD                   ORD             G37260 10 9    21,507   440,900 Sh        OTHER                      440,900
BLOCK H & R INC              COM             093671 10 5    21,157   973,199 Sh        OTHER                      973,199
COAST FINL HLDGS INC         COM             190354 10 0    16,932 1,016,300 Sh        OTHER                    1,016,300
WELLS FARGO & CO NEW         COM             949746 10 1    16,221   448,352 Sh        OTHER                      448,352
CHEESECAKE FACTORY INC       COM             163072 10 1    16,190   595,450 Sh        OTHER                      595,450
STEWART ENTERPRISES INC      CL A            860370 10 5    16,124 2,751,606 Sh        OTHER                    2,751,606
CABELAS INC                  COM             126804 30 1    14,459   665,400 Sh        OTHER                      665,400
MARCUS CORP                  COM             566330 10 6    13,009   566,352 Sh        OTHER                      566,352
DIGITAL INSIGHT CORP         COM             25385P 10 6    12,816   437,100 Sh        OTHER                      437,100
KANSAS CITY SOUTHERN         COM NEW         485170 30 2    11,837   433,435 Sh        OTHER                      433,435
LEGGETT & PLATT INC          COM             524660 10 7    10,813   432,014 Sh        OTHER                      432,014
CABOT CORP                   COM             127055 10 1    10,397   279,500 Sh        OTHER                      279,500
PHI INC                      COM VTG         69336T 10 6     8,908   296,447 Sh        OTHER                      296,447
JP MORGAN CHASE & CO         COM             46625H 10 0     8,121   172,943 Sh        OTHER                      172,943
CAREMARK RX INC              COM             141705 10 3     7,653   135,039 Sh        OTHER                      135,039
QUICKSILVER RESOURCES INC    COM             74837R 10 4     7,495   234,950 Sh        OTHER                      234,950
BANK OF AMERICA CORPORATION  COM             060505 10 4     6,724   125,523 Sh        OTHER                      125,523
INTERNATIONAL SHIPHOLDING CO PFD 6% CONV EX  460321 30 0     6,617   151,250 Sh        OTHER                      151,250
US BANCORP DEL               COM NEW         902973 30 4     5,501   165,588 Sh        OTHER                      165,588
EXXON MOBIL CORP             COM             30231G 10 2     5,434    80,982 Sh        OTHER                       80,982
WHITNEY HLDG CORP            COM             966612 10 3     5,194   145,204 Sh        OTHER                      145,204
PAYLESS SHOESOURCE INC       COM             704379 10 6     4,671   187,600 Sh        OTHER                      187,600
BROOKE CORP                  COM             112502 10 9     4,416   340,493 Sh        OTHER                      340,493
SOUTHWESTERN ENERGY CO       COM             845467 10 9     4,203   140,700 Sh        OTHER                      140,700
AMEDISYS INC                 COM             023436 10 8     4,060   102,338 Sh        OTHER                      102,338
TIDEWATER INC                COM             886423 10 2     3,566    80,700 Sh        OTHER                       80,700

                          St. Denis J. Villere Co., LLC
                                       13F
                               September 30, 2006

SCHLUMBERGER LTD             COM             806857 10 8     3,356    54,108 Sh        OTHER                       54,108
WESTAR ENERGY INC            COM             95709T 10 0     3,340   142,050 Sh        OTHER                      142,050
DST SYS INC DEL              COM             233326 10 7     3,306    53,600 Sh        OTHER                       53,600
MURPHY OIL CORP              COM             626717 10 2     3,015    63,403 Sh        OTHER                       63,403
HANCOCK HLDG CO              COM             410120 10 9     2,731    50,993 Sh        OTHER                       50,993
VITRAN INC                   COM             92850E 10 7     2,510   135,700 Sh        OTHER                      135,700
GENERAL CABLE CORP DEL NEW   COM             369300 10 8     2,327    60,900 Sh        OTHER                       60,900
SCOTTS MIRACLE GRO CO        CLA             810186 10 6     2,272    51,140 Sh        OTHER                       51,140
GENERAL ELECTRIC CO          COM             369604 10 3     2,225    63,018 Sh        OTHER                       63,018
CERNER CORP                  COM             156782 10 4     2,043    45,000 Sh        OTHER                       45,000
KEYCORP NEW                  COM             493267 10 8     1,999    53,400 Sh        OTHER                       53,400
ST  PAUL TRAVELERS INC       COM             792860 10 8     1,854    39,530 Sh        OTHER                       39,530
AMSOUTH BANCORPORATION       COM             032165 10 2     1,799    61,933 Sh        OTHER                       61,933
BIO RAD LABS INC             CLA             090572 20 7     1,782    25,200 Sh        OTHER                       25,200
PFIZER INC                   COM             717081 10 3     1,739    61,310 Sh        OTHER                       61,310
CISCO SYS INC                COM             17275R 10 2     1,698    73,876 Sh        OTHER                       73,876
EMAGEON INC                  COM             29076V 10 9     1,682   107,900 Sh        OTHER                      107,900
HOME BANCSHARES INC          COM             436893 20 0     1,636    74,100 Sh        OTHER                       74,100
CITIGROUP INC                COM             172967 10 1     1,433    28,843 Sh        OTHER                       28,843
MARSH  & MCLENNAN COS INC    COM             571748 10 2     1,416    50,300 Sh        OTHER                       50,300
INTERNATIONAL RECTIFIER CORP COM             460254 10 5     1,387    39,800 Sh        OTHER                       39,800
BELLSOUTH CORP               COM             079860 10 2     1,377    32,204 Sh        OTHER                       32,204
TUPPERWARE BRANDS CORP       COM             899896 10 4     1,374    70,608 Sh        OTHER                       70,608
NIC INC                      COM             62914B 10 0     1,249   242,500 Sh        OTHER                      242,500
SOUTHWEST BANCORP INC OKLA   COM             844767 10 3     1,224    47,400 Sh        OTHER                       47,400
DISNEY WALT CO               COM DISNEY      254687 10 6     1,190    38,500 Sh        OTHER                       38,500
GOLDMAN SACHS GROUP INC      COM             38141G 10 4     1,184     7,000 Sh        OTHER                        7,000
MCDONALDS CORP               COM             580135 10 1     1,001    25,600 Sh        OTHER                       25,600
BRISTOW GROUP INC            COM             110394 10 3       987    28,700 Sh        OTHER                       28,700
CAPITAL ONE FINL CORP        COM             14040H 10 5       946    12,025 Sh        OTHER                       12,025
BP PLC                       SPONSORED ADR   055622 10 4       932    14,206 Sh        OTHER                       14,206
JOHNSON & JOHNSON            COM             478160 10 4       921    14,185 Sh        OTHER                       14,185
PROCTER & GAMBLE CO          COM             742718 10 9       863    13,920 Sh        OTHER                       13,920
CAL MAINE FOODS INC          COM NEW         128030 20 2       830   125,200 Sh        OTHER                      125,200
AFLAC INC                    COM             001055 10 2       781    17,070 Sh        OTHER                       17,070
ALLSTATE CORP                COM             020002 10 1       753    12,000 Sh        OTHER                       12,000
BALDOR ELEC CO               COM             057741 10 0       725    23,500 Sh        OTHER                       23,500
CHEVRON CORP NEW             COM             166764 10 0       705    10,862 Sh        OTHER                       10,862
PNC FINL SVCS GROUP INC      COM             693475 10 5       688     9,500 Sh        OTHER                        9,500
REGIONS FINANCIAL CORP NEW   COM             7591EP 10 0       671    18,228 Sh        OTHER                       18,228
GRAINGER W W INC             COM             384802 10 4       670    10,000 Sh        OTHER                       10,000
IRWIN FINL CORP              COM             464119 10 6       669    34,200 Sh        OTHER                       34,200
MORGAN STANLEY               COM NEW         617446 44 8       648     8,882 Sh        OTHER                        8,882
SECURITY BANK CORP           COM             814047 10 6       633    28,000 Sh        OTHER                       28,000
CONOCOPHILLIPS               COM             20825C 10 4       600    10,071 Sh        OTHER                       10,071

                          St. Denis J. Villere Co., LLC
                                       13F
                               September 30, 2006

PEPSICO INC                  COM             713448 10 8       577     8,845 Sh        OTHER                        8,845
KIMBERLY CLARK CORP          COM             494368 10 3       569     8,700 Sh        OTHER                        8,700
MERCK & CO INC               COM             589331 10 7       555    13,255 Sh        OTHER                       13,255
AMERICAN INTL GROUP INC      COM             026874 10 7       543     8,200 Sh        OTHER                        8,200
WAL MART STORES INC          COM             931142 10 3       505    10,240 Sh        OTHER                       10,240
HOME DEPOT INC               COM             437076 10 2       487    13,432 Sh        OTHER                       13,432
MERGE TECHNOLOGIES INC       COM             589981 10 9       485    70,500 Sh        OTHER                       70,500
WACHOVIA CORP 2ND NEW        COM             929903 10 2       435     7,788 Sh        OTHER                        7,788
BRISTOL MYERS SQUIBB CO      COM             110122 10 8       403    16,168 Sh        OTHER                       16,168
DEVELOPERS DIVERSIFIED RLTY  COM             251591 10 3       396     7,100 Sh        OTHER                        7,100
DELTIC TIMBER CORP           COM             247850 10 0       387     8,122 Sh        OTHER                        8,122
QLT INC                      COM             746927 10 2       385    50,717 Sh        OTHER                       50,717
COLGATE PALMOLIVE CO         COM             194162 10 3       341     5,485 Sh        OTHER                        5,485
RF MONOLITHICS INC           COM             74955F 10 6       327    52,500 Sh        OTHER                       52,500
AT&T CORP                    COM             00206R 10 2       308     9,472 Sh        OTHER                        9,472
SHORE BANCSHARES INC         COM             825107 10 5       307    10,687 Sh        OTHER                       10,687
FEDERAL REALTY INVT TR       SH BEN INT NEW  313747 20 6       297     4,000 Sh        OTHER                        4,000
VERIZON COMMUNICATIONS       COM             92343V 10 4       296     7,976 Sh        OTHER                        7,976
PPG INDS INC                 COM             693506 10 7       283     4,216 Sh        OTHER                        4,216
ROYAL DUTCH SHELL PLC        SPONS ADR A     780259 20 6       276     4,176 Sh        OTHER                        4,176
FIRST DATA CORP              COM             319963 10 4       274     6,520 Sh        OTHER                        6,520
BAXTER INTL INC              COM             071813 10 9       273     6,000 Sh        OTHER                        6,000
STONE ENERGY CORP            COM             861642 10 6       232     5,720 Sh        OTHER                        5,720
TOREADOR RES CORP            COM             891050 10 6       223    12,100 Sh        OTHER                       12,100
ANADARKO PETE CORP           COM             032511 10 7       220     5,008 Sh        OTHER                        5,008
FED NATL MTG ASSN            COM             313586 10 9       215     3,850 Sh        OTHER                        3,850
KINDER MORGAN ENERGY PARTNER UT LTD PARTNER  494550 10 6       208     4,750 Sh        OTHER                        4,750
NEWPARK RES INC              COM PAR $.01NEW 651718 50 4       174    32,700 Sh        OTHER                       32,700
                                                           963,493